Cash and cash equivalents (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents balance	$ 19,843,052	$ 10,546,749	$ 0